EXCHANGE LISTED FUNDS TRUST

Akros Monthly Payout ETF (NYSE Arca Ticker: MPAY)

Cabana Target Beta ETF (Nasdaq Stock Market Ticker: TDSB)

Cabana Target Drawdown 10 ETF (Nasdaq Stock Market Ticker: TDSC)

Cabana Target Leading Sector Moderate ETF (Nasdaq Stock Market Ticker: CLSM)

Saba Closed-End Funds ETF (Cboe BZX Exchange Ticker: CEFS)

QRAFT AI-Enhanced U.S. Large Cap ETF (NYSE Arca Ticker: QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (NYSE Arca Ticker: LQAI)

Bancreek U.S. Large Cap ETF (NYSE Arca Ticker: BCUS)

Bancreek International Large Cap ETF (NYSE Arca Ticker: BCIL)

Stratified LargeCap Index ETF (NYSE Arca Ticker: SSPY)

Stratified LargeCap Hedged ETF (NYSE Arca Ticker: SHUS)

PLUS Korea Defense Industry ETF (NYSE Arca Ticker: KDEF)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 24, 2025, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

 This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

Effective immediately, as approved by the Board of Trustees of Exchange Listed Funds Trust on February 20, 2025, the paragraph titled “Officers” in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” is deleted in its entirety and replaced with:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Malinowski, Andrew Serowik, Christopher Roleke, Matthew Fleischer and Heather Nichols is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Sam Singh is Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Sam Singh (1976)	Assistant Treasurer	Since 2025	Vice President of Fund Administration at Ultimus Fund Solutions, LLC (since 2011).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.